Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Current lease liabilities	$ 51,495	$ 81,644
Non-current lease liability	$ 91,070	$ 108,625